Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-12-01
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	On December 1, 2023, the Board adopted the BullFrog AI Clawback Policy (the “Clawback Policy”), effective December 1, 2023, providing for the recovery of certain incentive-based compensation from current and former executive officers of the Company in the event the Company is required to restate any of its financial statements filed with the SEC under the Exchange Act in order to correct an error that is material to the previously-issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period. Adoption of the Clawback Policy was mandated by new Nasdaq listing standards introduced pursuant to Exchange Act Rule 10D-1. The Clawback Policy is in addition to Section 304 of the Sarbanes-Oxley Act of 2002 which permits the SEC to order the disgorgement of bonuses and incentive-based compensation earned by a registrant issuer’s chief executive officer and chief financial officer in the year following the filing of any financial statement that the issuer is required to restate because of misconduct, and the reimbursement of those funds to the issuer. A copy of the Clawback Policy can be found at https://ir.bullfrogai.com/corporategovernance/governance-documents.